BNY Mellon Balanced Opportunity Fund
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 34.6%
Aerospace & Defense — .2%
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	320,000	297,764
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000	200,256
				498,020
Agriculture — .1%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	336,944
Asset-Backed Certificates — .2%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	170,850	171,929
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(a)	1.91	10/20/2061	495,000	412,761
				584,690
Asset-Backed Certificates/Auto Receivables — .4%
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	78,186	78,399
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000	380,368
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	101,963	102,093
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4(a)	1.00	4/10/2028	57,129	56,799
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	298,363	299,827
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	106,258	106,439
				1,023,925
Automobiles & Components — .3%
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	320,000	274,438
General Motors Financial Co., Inc., Sr. Unscd. Notes(b)	2.40	4/10/2028	545,000	519,464
				793,902
Banks — 2.2%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000	109,489
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000	103,194
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	297,565
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	341,762
Citizens Bank NA, Sr. Unscd. Notes	3.75	2/18/2026	500,000	497,950
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	339,458
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	392,234
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000	254,639
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000	186,491
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	609,320
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000	274,759
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	301,376
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000	195,803
Royal Bank of Canada, Covered Bonds	2.60	3/24/2027	330,000	323,626
Royal Bank of Canada, Covered Bonds	4.85	12/14/2026	250,000	252,861
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000	603,757
The Toronto-Dominion Bank, Sr. Unscd. Notes(b)	5.52	7/17/2028	360,000	373,757
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	404,806
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	321,318
				6,184,165
Building Materials — .3%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	386,638
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	320,937
				707,575

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 34.6% (continued)
Commercial Mortgage Pass-Through Certificates — .2%
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	48,282	47,444
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	234,144
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	201,580	193,032
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	124,351
				598,971
Consumer Discretionary — .2%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000	427,071
Consumer Staples — .1%
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	350,000	336,167
Diversified Financials — .5%
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	210,083
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	342,000	376,558
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	322,424
MDGH GMTN RSC Ltd., Gtd. Notes	5.50	4/28/2033	210,000	222,078
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	410,000	418,358
				1,549,501
Electronic Components — .3%
Amphenol Corp., Sr. Unscd. Notes	2.20	9/15/2031	390,000	345,272
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	460,000	489,327
				834,599
Energy — 1.1%
BP Capital Markets America, Inc., Gtd. Notes	4.70	4/10/2029	540,000	550,264
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	276,960
Diamondback Energy, Inc., Gtd. Notes	5.55	4/1/2035	830,000	839,698
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000	196,194
Energy Transfer LP, Gtd. Notes(a)	5.63	5/1/2027	420,000	420,039
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000	125,646
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	330,000	353,455
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	500,000	473,340
				3,235,596
Environmental Control — .4%
Republic Services, Inc., Sr. Unscd. Notes(b)	2.38	3/15/2033	525,000	452,957
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000	339,618
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	310,000	304,926
				1,097,501
Food Products — .2%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	281,440
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	250,000	199,252
				480,692
Foreign Governmental — .6%
British Columbia, Sr. Unscd. Bonds	2.25	6/2/2026	520,000	513,365
Colombia, Sr. Unscd. Notes	7.50	2/2/2034	760,000	789,716
Hungary, Sr. Unscd. Notes(a)	5.25	6/16/2029	250,000	255,489
Italy, Sr. Unscd. Notes, Ser. 10Y	2.88	10/17/2029	225,000	214,408
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	60,312
				1,833,290
Health Care — .9%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000	212,048
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000	217,774
Becton, Dickinson and Co., Gtd. Notes	5.08	6/7/2029	630,000	647,844

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 34.6% (continued)
Health Care — .9% (continued)
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000	214,025
DH Europe Finance II SARL, Gtd. Notes	2.60	11/15/2029	180,000	169,488
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	547,068
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	220,000	215,946
Pfizer, Inc., Sr. Unscd. Notes(b)	3.45	3/15/2029	285,000	280,639
				2,504,832
Insurance — 1.0%
Five Corners Funding Trust II, Sr. Unscd. Notes(a)	2.85	5/15/2030	260,000	243,218
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000	176,395
Massachusetts Mutual Life Insurance Co., Sub. Notes(a)	3.38	4/15/2050	225,000	152,135
Metropolitan Life Global Funding I, Sr. Scd. Notes(a)	3.00	9/19/2027	545,000	533,642
New York Life Global Funding, Scd. Notes(a)	4.15	7/25/2028	1,050,000	1,053,875
New York Life Insurance Co., Sub. Notes(a)	3.75	5/15/2050	699,000	512,536
Pacific Life Global Funding II, Scd. Notes(a)	1.38	4/14/2026	270,000	265,228
				2,937,029
Internet Software & Services — .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	335,000	331,433
Materials — .2%
Smurfit Westrock Financing DAC, Gtd. Notes	5.42	1/15/2035	430,000	438,075
Media — .1%
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	314,102
Metals & Mining — .1%
Anglo American Capital PLC, Gtd. Notes(a)	2.63	9/10/2030	400,000	366,133
Municipal Securities — .4%
California, GO	2.38	10/1/2026	230,000	226,735
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	57,914
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	56,720
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	42,737
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	109,680
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	24,414
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	111,911
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser B-1	6.55	11/15/2031	225,000	238,141
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	140,349
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	131,309
				1,139,910
Real Estate — .5%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	228,022
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	249,362
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	410,000	363,328
Healthcare Realty Holdings LP, Gtd. Notes(b)	3.10	2/15/2030	235,000	221,128
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000	230,000
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000	244,492
				1,536,332
Retailing — .2%
Dollar General Corp., Sr. Unscd. Notes(b)	3.50	4/3/2030	200,000	192,354
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000	109,751
Lowe’s Companies, Inc., Sr. Unscd. Notes(b)	5.63	4/15/2053	357,000	341,110
				643,215

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 34.6% (continued)
Semiconductors & Semiconductor Equipment — .2%
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	361,062
SK Hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	217,229
				578,291
Supranational Bank — .4%
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	720,000	719,421
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000	549,222
				1,268,643
Technology Hardware & Equipment — .6%
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	450,000	444,622
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	258,000	260,302
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	452,003
International Business Machines Corp., Sr. Unscd. Notes(b)	5.00	2/10/2032	650,000	666,753
				1,823,680
Telecommunication Services — .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	368,812
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	270,000	327,532
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	264,518
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000	44,290
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000	139,060
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	491,269
				1,635,481
Transportation — .2%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000	115,238
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	373,884
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000	204,598
				693,720
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(c)	2.75	9/25/2029	265,000	247,000
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(c)	2.75	11/25/2029	255,000	236,967
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	328,487	332,784
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	60,108	60,887
				877,638
U.S. Government Agencies Collateralized Municipal-Backed Securities — .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(c)	3.56	1/25/2029	560,000	553,585
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(c)	3.42	2/25/2029	545,000	536,192
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(c)	2.79	6/25/2029	515,000	494,443
				1,584,220
U.S. Government Agencies Mortgage-Backed — 8.3%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(c)			2,133,004	1,708,022
2.50%, 11/1/2027-9/1/2050(c)			1,097,477	922,933
3.00%, 6/1/2031-12/1/2046(c)			388,670	356,116
3.50%, 4/1/2035-9/1/2049(c)			1,066,713	1,010,228
5.50%, 1/1/2036-8/1/2053(c)			896,402	913,488
Federal National Mortgage Association:
1.50%, 3/1/2051(c)			441,727	334,074

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 34.6% (continued)
U.S. Government Agencies Mortgage-Backed — 8.3% (continued)
2.00%, 8/1/2036-12/1/2051(c)			5,108,164	4,144,895
2.50%, 9/1/2028-1/1/2052(c)			3,258,788	2,757,396
3.00%, 6/1/2028-12/1/2050(c)			2,557,569	2,303,262
3.50%, 8/1/2034-10/1/2050(c)			2,584,439	2,406,623
4.00%, 7/1/2042-8/1/2052(c)			3,254,850	3,073,379
4.50%, 2/1/2039-10/1/2052(c)			1,897,958	1,855,837
5.00%, 4/1/2035-12/1/2048(c)			215,656	218,785
5.50%, 9/1/2034-5/1/2039(c)			18,010	18,564
8.00%, 3/1/2030(c)			52	52
Government National Mortgage Association I:
5.50%, 4/15/33			5,319	5,400
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,054,432	938,167
3.50%, 7/20/2047-2/20/2052			661,382	606,550
4.00%, 10/20/2047-1/20/2048			161,055	152,642
4.50%, 7/20/2048			51,111	50,213
				23,776,626
U.S. Treasury Securities — 11.1%
U.S. Treasury Bonds	1.75	8/15/2041	4,575,000	3,032,010
U.S. Treasury Bonds	2.25	2/15/2052	4,740,000	2,834,835
U.S. Treasury Bonds(b)	2.38	11/15/2049	3,010,000	1,905,824
U.S. Treasury Bonds	2.38	5/15/2051	3,563,000	2,214,905
U.S. Treasury Bonds(b)	3.00	11/15/2045	690,000	520,519
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(d)	0.13	1/15/2031	2,032,140	1,917,046
U.S. Treasury Notes	2.38	5/15/2029	6,160,000	5,897,839
U.S. Treasury Notes	3.63	5/31/2028	3,210,000	3,213,072
U.S. Treasury Notes	3.63	3/31/2030	1,557,000	1,553,776
U.S. Treasury Notes	4.13	7/31/2028	3,034,000	3,078,917
U.S. Treasury Notes(b)	4.50	11/15/2025	3,620,000	3,621,795
U.S. Treasury Strip Principal(e)	2.88	5/15/2043	4,980,000	2,080,148
				31,870,686
Utilities — 1.5%
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000	93,284
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000	1,068,327
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000	164,872
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000	164,892
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000	270,288
Electricite de France SA, Sr. Unscd. Notes(a)	6.25	5/23/2033	200,000	217,065
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000	88,420
NRG Energy, Inc., Sr. Scd. Notes(a)	2.45	12/2/2027	440,000	420,382
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	622,203
RWE Finance US LLC, Gtd. Notes(a)	5.88	4/16/2034	370,000	386,298
Sierra Pacific Power Co., Mortgage Notes, Ser. P(b)	6.75	7/1/2037	25,000	27,835
Southern California Edison Co., First Mortgage Bonds(b)	3.65	2/1/2050	290,000	199,978
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	233,188
The AES Corp., Sr. Unscd. Notes(b)	5.45	6/1/2028	302,000	309,196
				4,266,228
Total Bonds and Notes (cost $105,645,548)				99,108,883

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 60.4%
Advertising — .2%
Omnicom Group, Inc. (b)	5,205	407,708
Publicis Groupe SA	2,957	272,501
		680,209
Aerospace & Defense — 1.2%
BAE Systems PLC	8,577	203,850
Howmet Aerospace, Inc.	7,802	1,358,328
L3Harris Technologies, Inc.	6,573	1,824,796
		3,386,974
Agriculture — .3%
Philip Morris International, Inc.	4,530	757,099
Airlines — .4%
Delta Air Lines, Inc.	13,764	850,340
Deutsche Lufthansa AG	31,461	293,523
		1,143,863
Automobiles & Components — .1%
Cie Generale des Etablissements Michelin SCA	8,296	300,055
Daimler Truck Holding AG	1,766	83,168
		383,223
Banks — 4.9%
Bank of America Corp.	32,155	1,631,545
Barclays PLC	112,439	547,347
BNP Paribas SA	5,959	535,189
Citigroup, Inc.	11,976	1,156,522
Comerica, Inc.	13,864	978,521
First Horizon Corp.	53,023	1,198,320
HSBC Holdings PLC	14,031	179,806
ING Groep NV	11,775	280,288
JPMorgan Chase & Co.	8,570	2,583,169
Mizuho Financial Group, Inc.	20,800	680,476
Morgan Stanley	7,901	1,188,943
Sumitomo Mitsui Financial Group, Inc.	12,600	341,165
The Goldman Sachs Group, Inc.	3,485	2,597,196
Unicaja Banco SA (a)	78,853	218,483
		14,116,970
Building Materials — 1.1%
Cie de Saint-Gobain SA	2,478	267,530
CRH PLC	18,059	2,039,764
Heidelberg Materials AG	194	45,985
Trane Technologies PLC	1,903	790,887
		3,144,166
Chemicals — .3%
Arkema SA	1,756	124,378
Johnson Matthey PLC	9,352	241,687
Tate & Lyle PLC	27,820	199,805
The Mosaic Company	12,589	420,472
		986,342
Commercial & Professional Services — .3%
Block, Inc. (f)	11,748	935,611
Consumer Discretionary — 1.1%
Bellway PLC	5,546	174,794
Dolby Laboratories, Inc., Cl. A	11,274	808,121

Description	Shares	Value ($)
Common Stocks — 60.4% (continued)
Consumer Discretionary — 1.1% (continued)
ITOCHU Corp.	4,200	237,997
Las Vegas Sands Corp.	10,470	603,386
Planet Fitness, Inc., Cl. A (f)	5,375	563,300
Royal Caribbean Cruises Ltd.	2,024	735,157
		3,122,755
Consumer Staples — .8%
Kenvue, Inc.	38,954	806,737
The Estee Lauder Companies, Inc., Cl. A	17,237	1,581,150
		2,387,887
Diversified Financials — 3.1%
ASX Ltd.	7,998	327,327
Capital One Financial Corp.	8,501	1,931,597
CME Group, Inc.	2,559	681,999
Intercontinental Exchange, Inc.	9,295	1,641,497
Mastercard, Inc., Cl. A	3,838	2,284,723
Singapore Exchange Ltd.	19,800	255,750
The Charles Schwab Corp.	11,396	1,092,193
Voya Financial, Inc.	10,320	774,929
		8,990,015
Electronic Components — 1.9%
AMETEK, Inc.	3,912	722,937
Emerson Electric Co.	3,958	522,456
Honeywell International, Inc.	3,388	743,666
Hubbell, Inc.	5,633	2,427,767
Signify NV (a)	8,336	219,596
TE Connectivity PLC	4,198	866,887
		5,503,309
Energy — 3.3%
BP PLC	52,151	306,060
Chevron Corp.	9,675	1,553,805
Diamondback Energy, Inc.	4,654	692,329
Eni SpA	10,020	178,947
EQT Corp.	28,907	1,498,539
Exxon Mobil Corp.	10,354	1,183,359
Marathon Petroleum Corp.	8,422	1,513,518
OMV AG	3,315	182,480
Phillips 66	11,399	1,522,678
Repsol SA	14,575	239,042
Shell PLC	16,290	599,183
		9,469,940
Environmental Control — .5%
Kurita Water Industries Ltd.	4,400	149,925
Veralto Corp.	11,205	1,189,859
		1,339,784
Forest Products & Paper — .4%
International Paper Co.	20,963	1,041,442
Health Care — 7.4%
Alcon AG (b)	20,859	1,664,757
Align Technology, Inc. (f)	1,916	271,995
Ascendis Pharma A/S, ADR (f)	1,837	356,874
BioNTech SE, ADR (b),(f)	6,124	612,400

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 60.4% (continued)
Health Care — 7.4% (continued)
Boston Scientific Corp. (f)	6,725	709,487
Danaher Corp.	4,327	890,583
DexCom, Inc. (f)	8,984	676,855
Edwards Lifesciences Corp. (f)	9,977	811,529
Fresenius SE & Co. KGaA	4,837	262,577
FUJIFILM Holdings Corp.	9,400	222,452
Gilead Sciences, Inc.	7,614	860,154
GSK PLC	29,444	580,570
Humana, Inc.	2,764	839,316
IDEXX Laboratories, Inc. (f)	1,438	930,515
Illumina, Inc. (f)	6,111	610,856
Insmed, Inc. (f)	3,654	497,309
Intuitive Surgical, Inc. (f)	1,560	738,340
Johnson & Johnson	16,064	2,846,059
Labcorp Holdings, Inc.	3,021	839,808
Medtronic PLC	23,517	2,182,613
Natera, Inc. (f)	2,279	383,442
Repligen Corp. (f)	3,387	414,298
Sanofi SA	2,660	264,290
Santen Pharmaceutical Co. Ltd.	28,700	305,386
Sonova Holding AG	450	131,190
Thermo Fisher Scientific, Inc.	3,383	1,666,872
UnitedHealth Group, Inc.	2,697	835,719
		21,406,246
Industrial — 2.4%
Axon Enterprise, Inc. (f)	1,172	875,824
Balfour Beatty PLC	60,419	484,935
Carlisle Cos., Inc.	1,535	592,341
Caterpillar, Inc.	1,912	801,204
Ebara Corp.	15,400	316,766
GE Vernova, Inc.	1,474	903,518
Hitachi Ltd.	7,400	199,365
Komatsu Ltd.	11,700	394,417
Mitsubishi Electric Corp.	17,300	416,769
SPIE SA	4,492	248,705
Vertiv Holdings Co., Cl. A	5,858	747,188
Vinci SA	1,799	244,027
Zebra Technologies Corp., Cl. A (f)	1,911	605,959
		6,831,018
Information Technology — 5.0%
Akamai Technologies, Inc. (f)	4,593	363,444
Atlassian Corp., Cl. A (f)	2,338	415,650
Bentley Systems, Inc., Cl. B	15,242	848,217
Datadog, Inc., Cl. A (f)	3,210	438,743
HubSpot, Inc. (f)	1,602	774,038
Intuit, Inc.	1,729	1,153,243
Microsoft Corp.	14,533	7,363,726
MongoDB, Inc. (f)	2,578	813,642
ServiceNow, Inc. (f)	1,056	968,838
Synopsys, Inc. (f)	2,008	1,211,868
		14,351,409

Description	Shares	Value ($)
Common Stocks — 60.4% (continued)
Insurance — 2.8%
American International Group, Inc.	10,363	842,719
Aon PLC, Cl. A	4,507	1,654,069
Assurant, Inc.	9,640	2,078,481
Berkshire Hathaway, Inc., Cl. B (f)	5,599	2,816,185
Hiscox Ltd.	10,328	182,270
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	526	335,538
SCOR SE	5,221	170,964
		8,080,226
Internet Software & Services — 7.0%
Alphabet, Inc., Cl. A	2,399	510,771
Alphabet, Inc., Cl. C	19,936	4,256,934
Amazon.com, Inc. (f)	34,093	7,807,297
Chewy, Inc., Cl. A (f)	16,070	658,227
Meta Platforms, Inc., Cl. A	3,602	2,660,797
Netflix, Inc. (f)	1,446	1,747,130
Reddit, Inc., Cl. A (f)	1,827	411,221
Shopify, Inc., Cl. A (f)	8,398	1,186,470
Spotify Technology SA (f)	1,084	739,158
		19,978,005
Materials — .2%
Packaging Corp. of America	3,116	679,163
Media — .9%
Informa PLC	30,467	359,026
The Walt Disney Company	17,922	2,121,606
		2,480,632
Metals & Mining — .7%
Freeport-McMoRan, Inc.	19,912	884,093
Glencore PLC	76,075	300,647
Newmont Corp.	10,769	801,213
		1,985,953
Real Estate — 1.1%
CoStar Group, Inc. (f)	13,936	1,247,133
Klepierre SA	11,009	429,363
Land Securities Group PLC	42,681	319,444
Sun Hung Kai Properties Ltd.	12,000	140,882
Weyerhaeuser Co. (g)	36,119	934,399
		3,071,221
Retailing — 1.2%
Burlington Stores, Inc. (f)	2,202	640,077
Casey’s General Stores, Inc.	1,309	647,327
Ferguson Enterprises, Inc.	2,964	685,129
Freshpet, Inc. (b),(f)	5,884	328,445
Lowe’s Companies, Inc.	2,811	725,407
Pan Pacific International Holdings Corp.	9,100	328,768
		3,355,153
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. (f)	1,376	223,779
Applied Materials, Inc.	2,866	460,738
Broadcom, Inc.	7,614	2,264,328
Intel Corp.	12,231	297,825
Lam Research Corp.	5,264	527,190

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 60.4% (continued)
Semiconductors & Semiconductor Equipment — 6.0% (continued)
Micron Technology, Inc.	6,034	718,106
NVIDIA Corp.	72,513	12,630,314
		17,122,280
Technology Hardware & Equipment — 2.8%
Apple, Inc.	29,192	6,776,631
Check Point Software Technologies Ltd. (f)	2,811	542,916
International Business Machines Corp.	2,538	617,978
		7,937,525
Telecommunication Services — 1.7%
AT&T, Inc.	68,698	2,012,164
Cisco Systems, Inc.	32,742	2,262,145
Orange SA	34,772	566,238
		4,840,547
Transportation — .7%
CSX Corp.	31,659	1,029,234
Deutsche Post AG	4,170	189,862
East Japan Railway Co.	14,000	344,405
FedEx Corp.	2,174	502,346
		2,065,847
Utilities — .6%
Constellation Energy Corp.	3,468	1,068,074
E.ON SE	9,261	165,135
Enel SpA	50,097	462,028
		1,695,237
Total Common Stocks (cost $115,987,940)		173,270,051

Preferred Dividend Rate (%)
Preferred Stocks — .1%
Automobiles & Components — .1%
Volkswagen AG (cost $340,422)	6.36	2,552	297,209

Exchange-Traded Funds — 2.2%
Registered Investment Companies — 2.2%
iShares Core U.S. Aggregate Bond ETF	140	13,924
iShares MSCI EAFE ETF	9,166	838,506
SPDR S&P 500 ETF Trust	8,543	5,510,662
Total Exchange-Traded Funds (cost $5,905,811)		6,363,092

1-Day Yield (%)
Investment Companies — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $6,981,250)	4.41	6,981,250	6,981,250

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $924,568)	4.41	924,568	924,568
Total Investments (cost $235,785,539)		100.0%	286,945,053
Liabilities, Less Cash and Receivables		(0.0%)	(112,236)
Net Assets		100.0%	286,832,817

ADR—American Depositary Receipt
CPI—Consumer Price Index
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $5,733,679 or 2.0% of net assets.

(b)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $11,407,946 and the value of the collateral was
$11,783,590, consisting of cash collateral of $924,568 and U.S. Government & Agency securities valued at $10,859,022.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(e)	Security is a discount security. Income is recognized through the accretion of discount.
(f)	Non-income producing security.
(g)	Investment in real estate investment trust within the United States.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Balanced Opportunity Fund
August 31, 2025 (Unaudited)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,608,615	—	1,608,615
Commercial Mortgage-Backed	—	598,971	—	598,971
Corporate Bonds and Notes	—	35,818,927	—	35,818,927
Equity Securities - Common Stocks	157,217,695	16,052,356††	—	173,270,051
Equity Securities - Preferred Stocks	—	297,209††	—	297,209
Exchange-Traded Funds	6,363,092	—	—	6,363,092
Foreign Governmental	—	1,833,290	—	1,833,290
Municipal Securities	—	1,139,910	—	1,139,910
U.S. Government Agencies Collateralized Mortgage Obligations	—	877,638	—	877,638
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,584,220	—	1,584,220
U.S. Government Agencies Mortgage-Backed	—	23,776,626	—	23,776,626
U.S. Treasury Securities	—	31,870,686	—	31,870,686
Investment Companies	7,905,818	—	—	7,905,818
	171,486,605	115,458,448	—	286,945,053

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At August 31, 2025, accumulated net unrealized appreciation on investments was $51,159,514, consisting of $60,526,125 gross unrealized appreciation and $9,366,611 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.